Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Trade and other payables [Abstract]
Summary of trade and other payables

	December 31, 2019	December 31, 2018
	€	€
Trade payables	74,206	98,491
Other payables	49,771	37,227
Related parties	49,878	680,733

	173,855	816,451